Business activity, current context and acquisition of Subsidiaries - Additional information (Detail)	1 Months Ended		12 Months Ended
	Sep. 30, 2022 PEN (S/)	Apr. 30, 2022 USD ($)	Dec. 31, 2023	Dec. 31, 2022 PEN (S/)	Apr. 30, 2022 PEN (S/)	Mar. 31, 2022 PEN (S/)
Business activity, current context and acquisition of Subsidiaries [Line Items]
Outstanding Capital Stock Percentage			71.20%	70.64%
Banco Internacional del Per SAA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			99.30%	99.30%
Interseguro Compaa de Seguros SA [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			99.84%	99.84%
Inteligo Group Corp [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned			100.00%	100.00%
Izipay [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Percentage of capital stock owned		100.00%
Percentage of voting equity interests acquired		50.00%			50.00%	50.00%
Cash transferred		$ 83,775,000			S/ 312,647,000	S/ 312,647,000
Fair value adjustment on the participation held in subsidiaries	S/ 222,513,000
Acquisiton related cost recognized as expense	S/ 381,000
Revenue of acquiree				S/ 595,360,000
Profit (loss) of acquiree				41,075,000
Revenue of combined entity as if combination occurred at beginning of period				754,284,000
Profit (loss) of combined entity as if combination occurred at beginning of period				S/ 51,182,000
Intercorp Per Ltd [Member]
Business activity, current context and acquisition of Subsidiaries [Line Items]
Issued capital stock, Percentage			71.44%	70.65%